Basic and Diluted Earnings Loss Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Common Class A USD ($)	Dec. 31, 2012 Common Class A CNY	Dec. 31, 2011 Common Class A CNY	Dec. 31, 2010 Common Class A CNY	Dec. 31, 2012 Common Class A Stock Options	Dec. 31, 2011 Common Class A Stock Options	Dec. 31, 2010 Common Class A Stock Options	Dec. 31, 2012 Common Class A Restricted Stock Units (RSUs)	Dec. 31, 2011 Common Class A Restricted Stock Units (RSUs)	Dec. 31, 2010 Common Class A Restricted Stock Units (RSUs)	Dec. 31, 2012 Common Class B USD ($)	Dec. 31, 2012 Common Class B CNY	Dec. 31, 2011 Common Class B CNY	Dec. 31, 2010 Common Class B CNY	Dec. 31, 2012 Common Class B Stock Options	Dec. 31, 2011 Common Class B Stock Options	Dec. 31, 2010 Common Class B Stock Options	Dec. 31, 2012 Common Class B Restricted Stock Units (RSUs)	Dec. 31, 2011 Common Class B Restricted Stock Units (RSUs)	Dec. 31, 2010 Common Class B Restricted Stock Units (RSUs)
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share-basic	$ (2,808)	(17,496)	163,343	40,713	$ (1,041)	(6,487)	56,609	3,069							$ (1,745)	(10,874)	94,897	25,429
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	302,853,059	302,853,059	244,594,415	212,500,000	113,235,967	113,235,967	54,977,323	22,882,908							189,617,092	189,617,092	189,617,092	189,617,092
Denominator used for earnings (loss) per share	302,853,059	302,853,059	244,594,415	212,500,000	113,235,967	113,235,967	54,977,323	22,882,908							189,617,092	189,617,092	189,617,092	189,617,092
Earnings (loss) per share-basic	$ (0.01)	(0.06)	0.62	0.13	$ (0.01)	(0.06)	0.62	0.13							$ (0.01)	(0.06)	0.62	0.13
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share-diluted					(1,041)	(6,487)	56,598	3,069							(1,745)	(10,874)	94,878	25,429
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares					(1,745)	(10,874)	94,878	25,429
Net income (loss) attributable to ordinary shareholders					$ (2,786)	(17,361)	151,476	28,498							$ (1,745)	(10,874)	94,878	25,429
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	302,853,059	302,853,059	244,594,415	212,500,000	113,235,967	113,235,967	54,977,323	22,882,908							189,617,092	189,617,092	189,617,092	189,617,092
Conversion of Class B to Class A ordinary shares					189,617,092	189,617,092	189,617,092	189,617,092
Dilutive effect of convertible securities:
Dilutive effect of convertible securities attributable to share based compensation
Denominator used for earnings (loss) per share	302,853,059	302,853,059	244,594,415	212,500,000	302,853,059	302,853,059	244,594,415	212,500,000							189,617,092	189,617,092	189,617,092	189,617,092
Earnings (loss) per share-diluted	$ (0.01)	(0.06)	0.62	0.13	$ (0.01)	(0.06)	0.62	0.13							$ (0.01)	(0.06)	0.62	0.13